                         ING VP NATURAL RESOURCES TRUST

                        Supplement Dated January 3, 2005
                             to the Prospectus dated
                                 April 30, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING VP Natural Resources Trust's investment adviser, the expense limit for ING VP Natural Resources Trust is lowered to 1.18%. The Prospectus is hereby revised as follows:

1. The table under the heading "Operating Expenses Paid Each Year by the Fund" on page 6 of the Prospectus is deleted and replaced with the following:

                                                                                        WAIVERS,
                                                                          TOTAL      REIMBURSEMENTS     TOTAL NET
                                 MANAGEMENT    SERVICE      OTHER       OPERATING         AND              FUND
FUND                                 FEE         FEE     EXPENSES(2)    EXPENSES     RECOUPMENTS(3)      EXPENSES
----                                 ---         ---     -----------    --------     --------------      --------
ING VP Natural Resources Trust   %     1.00      N/A         0.61         1.61           (0.43)            1.18

2. The following footnote will be added to the table entitled "Operating Expenses Paid Each Year by the Fund" on page 6 of the Prospectus.

      (3) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC, adjusted for contractual changes, if any, is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit is 2.50%. The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for a one-year term unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING Investments, LLC, or upon termination of the investment management agreement. In addition, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for the Fund to 1.18% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment

3. The table under the heading "Example" on page 6 of the Prospectus is deleted and replaced with the following:

                                                                                      5
FUND                                                      1 YEAR       3 YEARS      YEARS       10 YEARS
----                                                      ------       -------      -----       --------
ING VP Natural Resources Trust.................            $120          466         836         1,875

4. The following footnote will be added to the table entitled "Example" on page 6 of the Prospectus:

      (1) The Example reflects the contractual expense limit for the one-year period and the first year of the three-, five-, and ten-year periods.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         ING VP Natural Resources Trust
                        Supplement Dated January 3, 2005
               to the Statement of Additional Information ("SAI")
                              dated April 30, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING VP Natural Resources Trust's investment adviser, the expense limit for ING VP Natural Resources Trust is lowered to 1.18%. The SAI is hereby revised as follows:

1. The following is added to the end of the first paragraph under the heading "Expense Limitation Agreement" on page 7 of the SAI:

            Pursuant to a side agreement dated January 1, 2005, ING Investments has lowered the contractual expense limit for the Fund to 1.18% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. If, after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation in the current expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

2. The first sentence of the third paragraph under the heading "Expense Limitation Agreement" on page 7 of the SAI is deleted and replaced with the following:

            The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE